Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiaries [Abstract]
Schedule of presented hereunder is a list of the Group’s subsidiaries
Name of company	Principal location of the company’s activity	2021	2022
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH (1)	Germany	50%	50%
DeepCube Ltd. (2)	Israel	100%	(* )
NanoFabrica Ltd. (3)	Israel	100%	(* )
Essemtec AG (4)	Switzerland	100%	100%
Nano Dimension Swiss GmbH (5)	Switzerland	100%	100%
Global Inkjet Systems Ltd. (6)	UK	—%	100%
Formatec Holding B.V. (6)	Netherlands	—%	100%

Schedule of acquisition date fair value of each major class of consideration
Cash	23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	29,536

Cash	40,082
Equity instruments (2,535,218 ordinary shares) – with holdback restrictions	16,328
Replacement of share-based payment awards	734
Share price protection	9,550
Total consideration transferred	66,694

Cash	22,977
Deferred payment	1,123
Earn-out cash consideration – contingent consideration	1,367
Equity instruments (2,249,232 ordinary shares)	19,614
Equity instruments (262,070 ordinary shares) – with holdback restrictions	1,873
Replacement of share-based payment awards	171
Total consideration transferred	47,125

Cash	15,152
Shareholder’s loans	(2,681)
Earn-out cash consideration – Contingent consideration	8,792
Total consideration transferred	21,263

Schedule of assets acquired and liabilities assumed at the date of acquisition
Cash and cash equivalents	5,409
Inventories	3,396
Other current assets	1,199
Property and equipment, net	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred tax	(583)
Total identifiable net assets acquired	29,536

Cash and cash equivalents	712
Trade and other receivables	691
Inventory	827
Property and equipment, net	480
Right-of-use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade and other payables	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	13,611

Cash and cash equivalents	2,691
Restricted cash	105
Other current assets	218
Property and equipment, net	701
Right-of-use asset	948
Technology	21,680
Goodwill	43,989
Trade accounts payable	(94)
Employees and related	(373)
Other current liabilities	(30)
Deferred taxes	(2,193)
Lease liability	(948)
Total identifiable net assets acquired	66,694

Cash and cash equivalents	2,218
Restricted cash	44
Prepaid expenses and other receivables	102
Inventory	130
Property and Equipment, net	654
Backlog	190
Technology	14,211
Goodwill	33,029
Trade payables	(195)
Other accounts payable and accrued expenses	(694)
Deferred taxes	(1,669)
Long term liabilities	(895)
Total identifiable net assets acquired	47,125

Cash and cash equivalents	3,221
Trade receivables	2,270
Other short-term receivables	661
Inventories	10,172
Deferred tax assets	994
Property, plant and equipment	1,358
Right-of-use	47
Customer relationships	1,579
Technology	4,096
Trademark	1,085
Goodwill	12,225
Trade payable	(1,454)
Other current liabilities	(4,371)
Long-term liabilities	(6,518)
Shareholder’s loan (see note 9.B(5)(a))	(2,681)
Deferred tax liabilities	(1,374)
Lease liability	(47)
Total identifiable net assets acquired	21,263

Schedule of cash flows derived for the Group as a result of the acquisition
Cash and cash equivalents paid	(23,568)
Cash and cash equivalents of the Subsidiary	5,409
(18,159)

Cash and cash equivalents paid	(13,611)
Cash and cash equivalents of the Subsidiary	712
(12,899)

Cash and cash equivalents paid	(40,082)
Cash and cash equivalents of the Subsidiary	2,691
(37,391)

Cash and cash equivalents paid	(22,977)
Cash and cash equivalents of the Subsidiary	2,218
(20,759)

Cash and cash equivalents paid	(15,152)
Cash and cash equivalents of the Subsidiary	3,221
(11,931)